Property,Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets held under finance leases				¥ 343
Interest expense	¥ 206	¥ 387	¥ 534
Disposal of property, plant and equipment	3,868	3,739	5,253
Sales consideration	1,503	1,560	1,105
Gain (loss) on disposal of property, plant and equipment	¥ (2,365)	¥ (2,179)	¥ (4,148)
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	2.35%	3.07%	3.16%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	3.12%	3.49%	3.61%